SEGMENT REPORTING - NARRATIVE (Details) - item	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Concentration risk
Number of markets in which the entity operates (in markets)	3
Total Sales | Customer Concentration | Home Depot
Concentration risk
Percent of sales	19.00%	19.00%	20.00%